UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2002

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:	6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:	     028-01327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen G. Stavrides
Title:	President
Phone:	203-622-6400
Signature, Place, and Date of Signing:

	Stephen G. Stavrides	Greenwich, Connecticut	July 10, 2002

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT.
[     ]	13F NOTICE.
[     ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   none

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMSOUTH BANCORP                COM              032165102      257    11502 SH       SOLE                                      11502
ANADARKO PETE CORP COM         COM              032511107      725    14700 SH       SOLE                    14000               700
CHART INDUSTRIES               COM              16115Q100      183    95000 SH       SOLE                    95000
CHARTER ONE FINL INC COM       COM              160903100     1538    44731 SH       SOLE                                      44731
CHECKFREE CORP NEW             COM              162813109     7624   487500 SH       SOLE                   482500              5000
CHECKPOINT SYS INC             COM              162825103     2340   200000 SH       SOLE                   200000
CHEVRONTEXACO CORP COM         COM              166764100      754     8523 SH       SOLE                     8000               523
COMCAST CORP CL A SPL          COM              200300200      553    23200 SH       SOLE                                      23200
CONSECO                        COM              208464107    11264  5632000 SH       SOLE                  5350000            282000
EL PASO CORP COM               COM              28336L109      808    39212 SH       SOLE                                      39212
FLEMING COS.                   COM              339130106      753    41475 SH       SOLE                                      41475
GENERAL MOTORS CORP            COM              370442105      530     9925 SH       SOLE                                       9925
IMAX CORP                      COM              45245E109     3849   680000 SH       SOLE                   650000             30000
LIBERTY MEDIA CORP NEW COM SER COM              530718105      541    54100 SH       SOLE                                      54100
MERCURY GENERAL CORP           COM              589400100     1988    41000 SH       SOLE                                      41000
MILESTONE SCIENTIFIC COM       COM              59935P100      455   700000 SH       SOLE                   700000
NETBANK INC COM                COM              640933107      539    46300 SH       SOLE                    46300
NOBEL LEARNING COMMUNITIES INC COM              654889104      145    25000 SH       SOLE                    25000
PHILLIPS PETE CO COM           COM              718507106      553     9400 SH       SOLE                     9000               400
TEXAS INSTRS INC COM           COM              882508104     1849    78000 SH       SOLE                    75000              3000
THERMOGENESIS CORP COM NEW     COM              883623209      212   100000 SH       SOLE                   100000
TIMBERLAND CO CL A             COM              887100105      283     7900 SH       SOLE                                       7900
VISHAY INTERTECHNOLOGY         COM              928298108      471    21400 SH       SOLE                                      21400
WALT DISNEY COMPANY            COM              254687106      951    50300 SH       SOLE                    50000               300
WASTE MGMT INC DEL COM         COM              94106L109      482    18500 SH       SOLE                                      18500
WYETH                          COM              983024100     1126    22000 SH       SOLE                    21000              1000